Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charter $ in Thousands	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
2024	$ 257,796
2025	87,121
2026	35,963
2027	$ 5,347